Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2012
Registrant Name	dei_EntityRegistrantName	FPA CAPITAL FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000099188
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul. 30, 2012
FPA Capital Fund, Inc. (Prospectus Summary) | FPA Capital Fund, Inc. | FPA Capital Fund, Inc.
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FPPTX